Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Line Items]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	2022	2021	2020

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(92,817,371)	(45,344,496)	(11,123,199)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	351,560,199	320,432,814	260,795,745
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	351,560,199	320,432,814	260,795,745
Loss per share (basic and diluted in cents)	(26.40)	(14.15)	(4.27)

Options
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the following option plans.

	2022	2021	2020
NED Plan	14,000,000	10,000,000	6,000,000
LTIP	7,388,000	6,644,000	12,044,000
	21,388,000	16,644,000	18,044,000

Performance Rights
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the following option plans.
	2022	2021	2020

NED Plan	—	—	—
LTIP	1,600,000	—	—
	1,600,000	—	—

A D S Options
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the following option plans.
	2022	2021	2020

NED Plan	—	—	—
LTIP	925,000	—	—
	925,000	—	—